Investments in Associates and Joint Ventures	12 Months Ended
Mar. 31, 2018
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Investments in Associates and Joint Ventures
11	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

The following table presents the SMBC Group’s principal associates and joint venture at March 31, 2018. Investments in associates and joint ventures of the SMBC Group are accounted for using the equity method unless they are held for sale.

Company Name	Country of Incorporation	Proportion of Ownership Interest(1)	Proportion of Voting Rights(1)		Main Business
		(%)	(%)
Principal Associates
THE MINATO BANK, LTD.	Japan	3.9	34.1	(2)	Commercial banking
Kansai Urban Banking Corporation	Japan	47.9	48.1		Commercial banking
The Japan Net Bank, Limited	Japan	41.1	41.1		Internet banking
PT Bank Tabungan Pensiunan Nasional Tbk	Indonesia	40.6	40.6		Commercial banking
The Bank of East Asia, Limited	China	19.4	19.4		Commercial banking
ACLEDA Bank Plc.	Cambodia	18.2	18.2		Commercial banking
Vietnam Export Import Commercial Joint Stock Bank	Vietnam	15.0	15.0		Commercial banking
Sumitomo Mitsui Auto Service Company, Limited	Japan	33.9	33.9		Leasing
NEC Capital Solutions Limited	Japan	25.0	25.0		Leasing
POCKET CARD CO., LTD.	Japan	20.0	20.0		Credit card
JSOL Corporation	Japan	50.0	50.0		System development and data processing
Sakura Information Systems Co., Ltd.	Japan	49.0	49.0		System engineering and data processing
Daiwa SB Investments Ltd.	Japan	43.9	43.9		Investment advisory and investment trust management
China Post & Capital Fund Management Co., Ltd.	China	23.6	23.6		Investment advisory and investment trust management
Principal Joint Venture
Daiwa Securities SMBC Principal Investments Co., Ltd.	Japan	40.0	40.0		Investments, fund management

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.
(2)	The SMBC Group has a 3.9% direct holding in THE MINATO BANK, LTD., and can exercise a further 30.2% of the voting rights held by SMBC’s retirement benefit trust under contractual agreements between SMBC and the retirement benefit trust.

The SMBC Group accounts for certain investees, including The Bank of East Asia, Limited, ACLEDA Bank Plc. and Vietnam Export Import Commercial Joint Stock Bank, as associates regardless of its below 20% holdings of the voting rights to these investees, since the SMBC Group has the ability to exercise significant influence over these investees through participation in the policy making process at the meeting of the board of directors, the provision of essential technical information, or other relevant agreements or relationships.

On the other hand, the SMBC Group accounts for certain investees as available-for-sale financial assets regardless of its 20% or more holdings of the voting rights to these investees because the SMBC Group has contracts or arrangements with other investors by which the SMBC Group loses the power to exert significant influence over such investees.

THE MINATO BANK, LTD. and Kansai Urban Banking Corporation ceased to be consolidated subsidiaries of the SMBC Group and became its associates during the fiscal year ended March 31, 2018. The SMBC group received a cash consideration of ¥88,389 million for losing control of these companies. The total amount of cash and cash equivalents in these companies was ¥940,568 million. Total amounts of assets and liabilities other than cash or cash equivalents in these companies were ¥7,314,397 million and ¥7,883,267 million, respectively. As a result of remeasuring the interests retained in these companies at fair value, the SMBC Group recognized losses of ¥22,037 million, which are included in “Other expenses” in the consolidated income statement. On the other hand, the SMBC Group recognized profit of ¥19,392 million through above-mentioned transition, which are included in “Other income” in the consolidated income statement.

The SMBC Group has interests in a number of associates and joint ventures, none of which are regarded as individually material. The following table summarizes, in aggregate, the financial information of all individually immaterial associates and joint ventures that are accounted for using the equity method:

	At and for the fiscal year ended March 31,
	2018	2017
	(In millions)
Carrying amount of investments in associates and joint ventures	¥730,414	¥675,704
Share of:
Profit from continuing operations	49,323	29,318
Other comprehensive income (loss)	7,885	(21,602)
Total comprehensive income	57,208	7,716

There are no significant restrictions on the ability of associates or joint ventures to transfer funds to the SMBC Group in the form of cash dividends, repayment of loans and advances.